Cat Financial Financing Activities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Customer
Impaired loans and finance leases
Recorded Investment	$ 682,000,000	$ 575,000,000	$ 641,000,000
Unpaid Principal Balance	670,000,000	557,000,000	626,000,000
Related Allowance	73,000,000	56,000,000	79,000,000
Average recorded investment	640,000,000	682,000,000	604,000,000
Interest Income Recognized	15,000,000	22,000,000	23,000,000
Finance Receivables | Customer | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	378,000,000	326,000,000	283,000,000
Unpaid Principal Balance	377,000,000	317,000,000	281,000,000
Related Allowance	0	0	0
Average recorded investment	332,000,000	345,000,000	152,000,000
Interest Income Recognized	6,000,000	12,000,000	2,000,000
Finance Receivables | Customer | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	304,000,000	249,000,000	358,000,000
Unpaid Principal Balance	293,000,000	240,000,000	345,000,000
Related Allowance	73,000,000	56,000,000	79,000,000
Average recorded investment	308,000,000	337,000,000	452,000,000
Interest Income Recognized	9,000,000	10,000,000	21,000,000
Finance Receivables | Customer | North America
Impaired loans and finance leases
Recorded Investment	75,000,000	152,000,000	278,000,000
Unpaid Principal Balance	70,000,000	144,000,000	272,000,000
Related Allowance	10,000,000	15,000,000	44,000,000
Average recorded investment	108,000,000	233,000,000	310,000,000
Interest Income Recognized	4,000,000	9,000,000	13,000,000
Finance Receivables | Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	28,000,000	83,000,000	87,000,000
Unpaid Principal Balance	27,000,000	80,000,000	87,000,000
Related Allowance	0	0	0
Average recorded investment	50,000,000	91,000,000	39,000,000
Interest Income Recognized	3,000,000	4,000,000	2,000,000
Finance Receivables | Customer | North America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	47,000,000	69,000,000	191,000,000
Unpaid Principal Balance	43,000,000	64,000,000	185,000,000
Related Allowance	10,000,000	15,000,000	44,000,000
Average recorded investment	58,000,000	142,000,000	271,000,000
Interest Income Recognized	1,000,000	5,000,000	11,000,000
Finance Receivables | Customer | Europe
Impaired loans and finance leases
Recorded Investment	85,000,000	83,000,000	68,000,000
Unpaid Principal Balance	82,000,000	79,000,000	61,000,000
Related Allowance	14,000,000	12,000,000	15,000,000
Average recorded investment	88,000,000	61,000,000	92,000,000
Interest Income Recognized	3,000,000	2,000,000	4,000,000
Finance Receivables | Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	45,000,000	47,000,000	6,000,000
Unpaid Principal Balance	45,000,000	46,000,000	4,000,000
Related Allowance	0	0	0
Average recorded investment	45,000,000	11,000,000	7,000,000
Interest Income Recognized	1,000,000	0	0
Finance Receivables | Customer | Europe | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	40,000,000	36,000,000	62,000,000
Unpaid Principal Balance	37,000,000	33,000,000	57,000,000
Related Allowance	14,000,000	12,000,000	15,000,000
Average recorded investment	43,000,000	50,000,000	85,000,000
Interest Income Recognized	2,000,000	2,000,000	4,000,000
Finance Receivables | Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment	37,000,000	17,000,000	32,000,000
Unpaid Principal Balance	37,000,000	17,000,000	32,000,000
Related Allowance	8,000,000	3,000,000	7,000,000
Average recorded investment	30,000,000	22,000,000	40,000,000
Interest Income Recognized	2,000,000	1,000,000	3,000,000
Finance Receivables | Customer | Asia Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	2,000,000	4,000,000	5,000,000
Unpaid Principal Balance	2,000,000	4,000,000	5,000,000
Related Allowance	0	0	0
Average recorded investment	3,000,000	5,000,000	6,000,000
Interest Income Recognized	0	0	0
Finance Receivables | Customer | Asia Pacific | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	35,000,000	13,000,000	27,000,000
Unpaid Principal Balance	35,000,000	13,000,000	27,000,000
Related Allowance	8,000,000	3,000,000	7,000,000
Average recorded investment	27,000,000	17,000,000	34,000,000
Interest Income Recognized	2,000,000	1,000,000	3,000,000
Finance Receivables | Customer | Mining
Impaired loans and finance leases
Recorded Investment	24,000,000	21,000,000	8,000,000
Unpaid Principal Balance	24,000,000	21,000,000	8,000,000
Related Allowance	5,000,000	4,000,000	0
Average recorded investment	46,000,000	14,000,000	9,000,000
Interest Income Recognized	2,000,000	1,000,000	0
Finance Receivables | Customer | Mining | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	1,000,000	8,000,000	8,000,000
Unpaid Principal Balance	1,000,000	8,000,000	8,000,000
Related Allowance	0	0	0
Average recorded investment	8,000,000	8,000,000	3,000,000
Interest Income Recognized	0	1,000,000	0
Finance Receivables | Customer | Mining | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	23,000,000	13,000,000	0
Unpaid Principal Balance	23,000,000	13,000,000	0
Related Allowance	5,000,000	4,000,000	0
Average recorded investment	38,000,000	6,000,000	6,000,000
Interest Income Recognized	2,000,000	0	0
Finance Receivables | Customer | Latin America
Impaired loans and finance leases
Recorded Investment	50,000,000	34,000,000	47,000,000
Unpaid Principal Balance	50,000,000	34,000,000	46,000,000
Related Allowance	12,000,000	6,000,000	9,000,000
Average recorded investment	49,000,000	48,000,000	44,000,000
Interest Income Recognized	2,000,000	3,000,000	3,000,000
Finance Receivables | Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	7,000,000	9,000,000	3,000,000
Unpaid Principal Balance	7,000,000	9,000,000	3,000,000
Related Allowance	0	0	0
Average recorded investment	6,000,000	9,000,000	5,000,000
Interest Income Recognized	0	1,000,000	0
Finance Receivables | Customer | Latin America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	43,000,000	25,000,000	44,000,000
Unpaid Principal Balance	43,000,000	25,000,000	43,000,000
Related Allowance	12,000,000	6,000,000	9,000,000
Average recorded investment	43,000,000	39,000,000	39,000,000
Interest Income Recognized	2,000,000	2,000,000	3,000,000
Finance Receivables | Customer | Caterpillar Power Finance
Impaired loans and finance leases
Recorded Investment	411,000,000	268,000,000	208,000,000
Unpaid Principal Balance	407,000,000	262,000,000	207,000,000
Related Allowance	24,000,000	16,000,000	4,000,000
Average recorded investment	319,000,000	304,000,000	109,000,000
Interest Income Recognized	2,000,000	6,000,000	0
Finance Receivables | Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	295,000,000	175,000,000	174,000,000
Unpaid Principal Balance	295,000,000	170,000,000	174,000,000
Related Allowance	0	0	0
Average recorded investment	220,000,000	221,000,000	92,000,000
Interest Income Recognized	2,000,000	6,000,000	0
Finance Receivables | Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	116,000,000	93,000,000	34,000,000
Unpaid Principal Balance	112,000,000	92,000,000	33,000,000
Related Allowance	24,000,000	16,000,000	4,000,000
Average recorded investment	99,000,000	83,000,000	17,000,000
Interest Income Recognized	0	0	0
Finance Receivables | Dealer
Impaired loans and finance leases
Recorded Investment	0	0	0
Average recorded investment	$ 0	$ 0	$ 19,000,000